Summary of Significant Accounting Policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥) shares	Mar. 15, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Accumulated other comprehensive loss	$ (7,366)	$ (5,609)
Deposit insurance limit (in Yuan Renminbi) | ¥				¥ 500,000
Cash in banks	26,725	21,285
Allowance for doubtful accounts	3,269	3,115
Prepayments and other assets	$ 400	500
Intangible assets are amortized useful life	5 years			5 years
Contract liabilities recognized	$ 800	700	$ 2,500
Contract liabilities	1,000	1,100
Warehouse management services	900	1,000
Government subsidies	200	800	600
Advertising expense	100	50	80
Contribution expenses	$ 2,500	1,300	$ 2,400
Lease term	12 months			12 months
Operating leases term	1 year			1 year
VAT rates	13.00%			13.00%
Tax authorities	5 years
Tax benefit rate	50.00%
VIE least rate	10.00%
Statutory reserves rate	50.00%
Deposited amount	$ 29,300	$ 23,400
Percentage depreciated	1.70%	9.24%
Percentage of total revenue		10.00%	27.80%		25.00%
Registered of capital	$ 27,200	$ 27,200
Number of reportable segment	1
China Financial Stability Department [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deposit insurance limit (in Yuan Renminbi) | ¥				¥ 500,000
Fair Value, Concentration of Risk, All Financial Instruments [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deposit insurance amounts not covered	$ 26,400	$ 22,200
No Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	10.00%	10.00%
China, Yuan Renminbi
Summary of Significant Accounting Policies (Details) [Line Items]
Translated rate	7.0467	6.7261	6.4515	7.0467
China, Yuan Renminbi | Equity [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Translated rate	7.0827	6.9646		7.0827
United States of America, Dollars
Summary of Significant Accounting Policies (Details) [Line Items]
Translated rate	1			1
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets are amortized useful life	5 years			5 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Intangible assets are amortized useful life	50 years			50 years
Value added tax (“VAT”) [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Tax authorities	5 years
Hubei Luge Logistics Co., Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of total revenue	32.70%			32.70%
Fujian Jinwang Yuntong Logistics Technology Co., Ltd. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of total revenue		23.50%
Class A Ordinary Share [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Convertible share (in Shares) | shares	1			1
Fujian Jinwang Yuntong Logistics Technology Co., Ltd. [Member] | Accounts Payable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage	13.70%	13.40%